Share-Based Compensation - Schedule of Share-based Payment Arrangement, Option, Activity (Details) - 2021 Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Stock options outstanding, beginning balance (in shares)	0
Stock options granted (in shares)	774,796	0
Stock options exercised (in shares)	0
Stock options cancelled, forfeited, expired (in shares)	0
Stock options outstanding, ending balance (in shares)	774,796	0
Stock options exercisable (in shares)	0
Weighted-Average Exercise Price
Stock options outstanding, weighted-average exercise price, beginning balance (in dollars per share)	$ 0
Stock options granted, weighted-average exercise price (in dollars per share)	3.41
Stock options exercised, weighted-average exercise price (in dollars per share)	0
Stock options cancelled, forfeited, expired, weighted-averaged exercise price (in dollars per share)	0
Stock options outstanding, weighted-average exercise price, ending balance (in dollars per share)	3.41	$ 0
Stock options exercisable, weighted-average exercise price (in dollars per share)	$ 0
Weighted-Average Contractual Term (in years)
Stock options outstanding, weighted-average remaining contractual term	9 days 21 hours
Aggregate Intrinsic Value
Stock options exercised, aggregate intrinsic value	$ 0
Stock options outstanding, aggregate intrinsic value	9
Stock options exercisable, aggregate intrinsic value	$ 0